Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial instruments received as collateral	$ 82,342	$ 111,937
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	14	333
Financial assets pledged as collateral	0
Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	14	333
Financial assets pledged as collateral	$ 0	$ 959